Income Taxes (Details) - Schedule of Effective Tax Rate and Statutory Income Tax Rate ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Schedule of Effective Tax Rate And Statutory Income Tax Rate [Abstract]
Loss before provision for income taxes and loss from equity method investment	¥ (51,085)		¥ (247,970)
Income tax expense computed at an applicable tax rate of 25%	(12,771)		(61,993)
Non-deductible expenses related to impairment of goodwill			10,753
Non-deductible expenses related to share-based compensation	1,239
Effect of non-deductible items	312		3,341
Effect of preferential tax rate	3,037		3,987
Effect of income tax rate difference in other jurisdictions	(2,325)		4,375
Change in valuation allowance	10,539		43,309
Total	¥ 31	$ 4	¥ 3,772